CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	£ 312	£ 149	£ 149
Grant revenue	362	1,789	840
Total revenue	674	1,938	989
Other income	15
Research and development costs	(7,843)	(9,359)	(8,329)
Distribution costs, sales and marketing	(323)		(170)
Administrative costs	(3,841)	(4,394)	(4,266)
Impairment of intangible assets			(1,500)
Loss from operations	(11,318)	(11,815)	(13,276)
Finance income	492	2	415
Finance expense	(97)	(587)	(166)
Loss before tax	(10,923)	(12,400)	(12,970)
Taxation	1,785	2,032	1,265
Loss from continuing operations	(9,138)	(10,368)	(11,705)
Loss from discontinued operations net of tax	(947)	(4,662)	(4,359)
Loss for the year attributable to the owners of the parent	(10,085)	(15,030)	(16,064)
Items that will or may be reclassified subsequently to profit or loss:
Exchange (losses)/gains arising on translation of foreign operations	(207)	1,156	(1,233)
Exchange losses realised on disposal of subsidiaries		(3,842)
Total other comprehensive loss net of tax	(207)	(2,686)	(1,233)
Total comprehensive loss attributable to the owners of the parent	£ (10,292)	£ (17,716)	£ (17,297)
Continuing operations
Basic and diluted loss per ordinary share - pence	£ (50)	£ (339)	£ (456)
Discontinued operations
Basic and diluted loss per ordinary share - pence	£ (5)	£ (153)	£ (170)